MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

May 5, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Government Securities Variable Account (File Nos. 33-19630 and 811-4009) (the “Variable Account”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Account as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 31 (the “Amendment”) to the Variable Account’s Registration Statement on Form N-3.  The Amendment was filed electronically via EDGAR on April 28, 2011.

Please call the undersigned at (617) 954-4340 or Claudia Murphy at (617) 954-5406 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn